Short-term debt and short-term debt from related parties (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,205,294,000	€ 760,279,000
Short-term debt from related parties	188,900,000	9,000,000
Short-term debt and short-term debt from related parties	1,394,194,000	769,279,000
Commercial paper borrowing limit	€ 1,000,000,000	€ 1,000,000,000
Average interest rate (as a percent)	1.21%	4.19%	4.64%
Remaining borrowing capacity	€ 386,619,000
Offset amount	122,256,000	€ 318,654,000
Short term borrowing from related party	400,000,000	400,000,000
Commercial paper program
Long-term Debt and Capital Lease Obligations.
Short-term debt	999,873,000	€ 679,886,000
Average interest rate (as a percent)		6.72%
Remaining borrowing capacity		€ 258,066,000
Borrowings under lines of credit
Long-term Debt and Capital Lease Obligations.
Short-term debt	204,491,000	79,313,000
Other
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 930,000	€ 1,080,000
Fresenius SE (largest shareholder)
Long-term Debt and Capital Lease Obligations.
Average interest rate (as a percent)	0.825%	0.825%